Statutory Requirements and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Statutory Accounting Practices Disclosure
The estimated statutory capital and surplus and minimum required statutory capital and surplus for the Group’s regulatory jurisdictions is as follows:

	December 31, 2023
	Bermuda (1)	United Kingdom (2)	Republic of Ireland(2)
Required statutory capital and surplus	$735.0	$505.0	$95.0
Actual statutory capital and surplus	1,920.0	955.0	180.0
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(1)Required statutory capital and surplus represents the Enhanced Capital Requirement (“ECR”).
(2)Required statutory capital and surplus represents the Solvency II Solvency Capital Requirement (“SCR”).

	December 31, 2022
	Bermuda (1)	United Kingdom (2)	Republic of Ireland(2)
Required statutory capital and surplus	$622.2	$552.1	$84.3
Actual statutory capital and surplus	1,503.5	848.0	138.6
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(1)Required statutory capital and surplus represents the Enhanced Capital Requirement (“ECR”).
(2)Required statutory capital and surplus represents the Solvency II Solvency Capital Requirement (“SCR”).
Statutory net income/(loss) of the Group’s regulated insurance operations are detailed below:

	Statutory Net Income/(Loss)
	Bermuda	United Kingdom	Republic of Ireland
Year ended December 31, 2023	$345.2	$68.1	$19.3
Year ended December 31, 2022	(0.6)	69.7	(0.1)
Year ended December 31, 2021	$40.4	$50.7	$4.7